NOTES PAYABLE, OTHER	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
NOTES PAYABLES, OTHER [Abstract]
NOTES PAYABLES, OTHER

NOTE 7 - NOTES PAYABLES, OTHER

On July 15,  2011,  as part of the  purchase of the Natural  Buttes  properties,

South Uintah entered into two promissory notes. The first was for $100,000 had a term of the  earlier of July 5, 2013 or the  completion  of a $2  Million  stock offering. The second note was for $250,000, had a due date of July 5, 2013 and a conversion rate of $5 per share. Both notes did not accrue interest.

In December  2011,  as part of the  amendment of the purchase  agreement for the

Natural Buttes, the terms and the amounts of the notes were modified. The amount of the $100,000  note was reduced to $75,000 and the due date changed to July 5,

2013.  The $250,000  note was reduced to  $100,000,  the  conversion  rate of $5 removed  and the due date of the note  remained  at July 5,  2013.  At March 31,

2013, the Company owed $100,000 under the note.

In July 2012, the Company  re-negotiated  the terms of the original $75,000 note in exchange for $5,000 principal  payment on the note. As a result,  the Company re-issued  the note for a principal  of $70,000,  a new due date of July 5, 2013 and for payments of $5,000 to be made on a monthly basis.  As of March 31, 2013,

the Company had made total payments principal payments of $25,000 and still owed

$45,000 on the note.

As part of the  Settlement  with Bridge  Industries,  discussed  in Note 11, the

Company has agreed to pay Bridge  Industries a total of $100,000 in two tranches of $50,000  due on March 31,  2013 and June 30,  2013.  On March 31,  2013,  the

Company made a payment of $50,000.

NOTE 7 - NOTES PAYABLES, OTHER

On July 15,  2011,  as part of the  purchase of the Natural  Buttes  properties,

South Uintah entered into two promissory notes. The first was for $100,000 which had a term of the  earlier  of July 5, 2013 or the  completion  of a $2  Million stock offering.  The second note was for $250,000,  which had a due date of July

5,  2013 and a  conversion  rate of $5 per  share.  Both  notes  did not  accrue interest.

In December  2011,  as part of the  amendment of the purchase  agreement for the

Natural Buttes, the terms and the amounts of the notes were modified. The amount of the $100,000  note was reduced to $75,000 and the due date changed to July 5,

2012.  The $250,000  note was reduced to  $100,000,  the  conversion  rate of $5 removed and the due date of the note  remained at July 5, 2013.  At December 31,

2012, the Company owed $75,000 under the note.

In July 2012, the Company  re-negotiated the terms of the original $100,000 note in exchange for $5,000 principal  payment on the note. As a result,  the Company re-issued  the note for a principal  of $70,000,  a new due date of July 5, 2013 and for  payments of $5,000 to be made on a monthly  basis.  As of December  31,

2012,  the Company  had made total  payments  principal  payments of $15,000 and still owed $55,000 on the note.

As part of the  Settlement  with Bridge  Industries,  discussed  in Note 11, the

Company has agreed to pay Bridge  Industries a total of $100,000 in two tranches of $50,000 due on March 31, 2013 and June 30, 2013.